CONVERTIBLE DEBT (Details 1) - Common Stock Purchase [Member] - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Closing trade price of Common Stock (in dollars per share)		$ 0.07
Intrinsic value of conversion option per share (in dollars per share)		$ 0.07